Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2025
Accrued expenses and other liabilities
Accrued expenses and other liabilities
10.	Accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2024	2025
	US$	US$
Interest payable	11	270
Loans from non-controlling interest shareholders(1)	—	228
Wage payable	50	173
Advance from customers	—	123
Other payable to third parties	199	181
Tax payable	—	83
Accrued expenses	—	70
Loan from management	—	54
Commission payable	—	33
Others	13	7
Total	273	1,222
(1)	represents loans borrowed from non-controlling interest shareholders of Ziitech for daily operations with daily interest of 0.03%. The loans have been fully repaid in February 2026.